INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS
Cost	$ 246,545	$ 187,890
Accumulated amortization	137,946	113,027
Net book value	108,599	74,863
Estimated annual amortization expense
2017	16,908
2018	10,062
2019	8,247
2020	5,835
2021	5,034
Patents and trademarks [Member]
INTANGIBLE ASSETS
Cost	15,404	14,181
Accumulated amortization	12,077	9,638
Net book value	3,327	4,543
Licenses [Member]
INTANGIBLE ASSETS
Cost	51,859	45,714
Accumulated amortization	50,434	44,667
Net book value	1,425	1,047
Intellectual property [Member]
INTANGIBLE ASSETS
Cost	28,411	16,966
Accumulated amortization	13,541	10,864
Net book value	14,870	6,102
Customer relationships [Member]
INTANGIBLE ASSETS
Cost	124,706	91,156
Accumulated amortization	53,627	41,679
Net book value	71,079	49,477
Brand [Member]
INTANGIBLE ASSETS
Cost	15,153	5,451
Accumulated amortization	1,318	665
Net book value	13,835	4,786
In-process research and development [Member]
INTANGIBLE ASSETS
Cost	11,012	14,422
Accumulated amortization	6,949	5,514
Net book value	$ 4,063	$ 8,908